FAIR VALUE MEASUREMENTS (Details) - Lamf Global Ventures Corp I [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-Redemption Agreement derivative liability	$ 204,761
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Held-in-Trust, Current		261,998,590
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-Redemption Agreement derivative liability	$ 204,761